Financial Instruments and Risk Management - Schedule of Financial Assets and Liabilities Measured at Fair Value (Detail) - GBP (£) £ in Millions	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Valuation techniques based on observable market input (level 2) [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets	£ 217	£ 348
Derivative liabilities	(123)	(232)
Financial assets/(liabilities) at fair value	94	116
Valuation techniques based on unobservable market input (level 3) [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets - other	89	39
Financial liabilities - other	(164)	(183)	£ (165)
Financial assets/(liabilities) at fair value	£ (75)	£ (144)